Disclosure of deferred share units (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Deferred share units outstanding, beginning of period	548,392	510,560
Deferred share units outstanding, weighted average grant price, beginning of period	$ 3.44	$ 3.39
Deferred share units, granted	103,884	37,832
Deferred share units, granted, weighted average grant price	$ 3.68	$ 4.11
Deferred share units, redeemed	0	0
Deferred share units, redeemed, weighted average grant price	$ 0	$ 0
Deferred share units outstanding, end of period	652,276	548,392
Deferred share units outstanding, weighted average grant price, end of period	$ 3.48	$ 3.44
Deferred share units, fair value	652,276	548,392
Deferred share units, fair value, weighted average grant price	$ 2.94	$ 3.02